RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE ASSET AND LEASE LIABILITY
RIGHT OF USE ASSET AND LEASE LIABILITY

NOTE 9 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2021	2020
Right of use asset – buildings	$1,378,312	$1,378,312
Right of use asset – office space	58,412	58,412
Right of use asset – leaseholds	992,410	992,410
Foreign currency translation	(117,959)	(39,007)
Accumulated depreciation on right of use assets	(1,233,934)	(726,246)
Right of use asset, net.	$1,077,241	$1,663,881

During the year ended December 31, 2021, the Company recorded depreciation of right-of-use assets of $507,688 (2020 — $491,185) which is included in cost of revenue on the accompanying statements of operations and comprehensive loss.

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2021	2020
Within one year	$436,270	$545,132
Two to five years	298,594	660,034
Thereafter	9,007,645	9,924,141
	9,742,509	11,129,307
Less: finance charges component	(8,411,649)	(9,276,243)
	$1,330,860	$1,853,064
Lease liabilities, current	$436,271	$545,132
Lease liabilities, non-current	894,589	1,307,932
	$1,330,860	$1,853,064

The weighted average discount rate utilized to calculate the present value of the lease liabilities was 11.25%.

NOTE 9 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2020	2019
Right of use asset – buildings	$1,378,312	$1,378,312
Right of use asset – office space	58,412	58,412
Right of use asset – leaseholds	992,410	992,410
Foreign currency translation	(39,007)	—
Accumulated depreciation on right of use assets	(726,246)	(235,061)
Right of use asset, net.	$1,663,881	$2,194,073

During the year ended December 31, 2020, the Company recorded depreciation of right-of-use assets of $491,185 (2019 — $235,061) which is included in cost of revenue on the accompanying statements of operations and comprehensive loss.

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2020	2019
Within one year	$545,132	$544,551
Two to five years	660,034	1,214,787
Thereafter	9,924,141	15,534,632
	11,129,307	17,293,970
Less: finance charges component	(9,276,243)	(15,020,231)
	$1,853,064	$2,273,739
Lease liabilities, current	$545,132	$544,551
Lease liabilities, non-current	1,307,932	1,729,188
	$1,853,064	$2,273,739

The weighted average discount rate utilized to calculate the present value of the lease liabilities was 11.25%.